1933 Act
                                                                     Rule 497(j)


                                   May 8, 2000


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


Re:      The Phoenix Edge Series Fund
         Registration Nos. 33-5033 and 811-4642


To the Commission Staff:

         In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under rule 497(c) did not differ from that contained in the most recent registration statement for such registrant, filed electronically on Form N-1A pursuant to Rule 485(b) on April 28, 2000.

         Please call the undersigned at (860) 403-5753 if you have any questions concerning this filing.

                                            Very truly yours,


                                            /s/ Edwin L. Kerr
                                            ---------------------------
                                            Edwin L. Kerr, Counsel
                                            Phoenix Edge Series Fund